Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.92%	0.79%	2.53%
Net Unrealized Appreciation/(Depreciation)	$ 1,999,040	$ 1,889,504	$ 7,297,674
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.61%	1.04%	2.51%
Net Unrealized Appreciation/(Depreciation)	$ 3,493,184	$ 2,507,201	$ 7,245,011
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.69%)	(0.25%)	0.02%
Net Unrealized Appreciation/(Depreciation)	$ (1,494,144)	$ (617,697)	$ 52,663
Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.01%	2.75%
Net Unrealized Appreciation/(Depreciation)		$ 22,986	$ 7,926,941
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.87%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 1,884,104	$ 22,986
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%		(0.06%)
Net Unrealized Appreciation/(Depreciation)	$ 350		$ (175,907)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	(0.11%)	(0.30%)
Net Unrealized Appreciation/(Depreciation)	$ (20,180)	$ (252,629)	$ (852,934)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.29%	0.52%	(0.80%)
Net Unrealized Appreciation/(Depreciation)	$ 2,791,670	$ 1,267,400	$ (2,295,130)
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 104,562
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 118,812	$ 23,242
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%
Net Unrealized Appreciation/(Depreciation)	$ 44,609
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.03%
Net Unrealized Appreciation/(Depreciation)		$ 81,500
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.17%	0.48%
Net Unrealized Appreciation/(Depreciation)	$ 2,523,687	$ 1,162,658
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.01%)	0.02%
Net Unrealized Appreciation/(Depreciation)		$ (19,440)	$ 51,710
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.13%)	(0.76%)	1.33%
Net Unrealized Appreciation/(Depreciation)	$ (274,324)	$ (1,849,278)	$ 3,829,439
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.04%	0.00%	(0.02%)
Net Unrealized Appreciation/(Depreciation)	$ 92,092	$ 5,670	$ (70,129)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.33%)	0.37%	2.58%
Net Unrealized Appreciation/(Depreciation)	$ (705,504)	$ 871,263	$ 7,439,892
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.85%)	(0.71%)	(0.09%)
Net Unrealized Appreciation/(Depreciation)	$ (1,851,107)	$ (1,717,870)	$ (269,086)
Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		1.03%	(0.24%)
Net Unrealized Appreciation/(Depreciation)		$ 2,484,215	$ (681,930)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.74%	1.03%
Net Unrealized Appreciation/(Depreciation)	$ 1,609,080	$ 2,484,215
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.12%	0.30%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	$ 251,561	$ 731,816	$ (146,735)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.12%)		0.24%
Net Unrealized Appreciation/(Depreciation)	$ (266,480)		$ 687,063
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.10%)	(0.04%)
Net Unrealized Appreciation/(Depreciation)		$ (235,011)	$ (115,038)
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital			0.00%
Net Unrealized Appreciation/(Depreciation)			$ 10,508
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital			0.00%
Net Unrealized Appreciation/(Depreciation)			$ 14,063
Short Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital			(0.04%)
Net Unrealized Appreciation/(Depreciation)			$ (139,609)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.08%	0.03%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ 175,390	$ 65,050	$ (18,670)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.58%	0.50%	(0.46%)
Net Unrealized Appreciation/(Depreciation)	$ 1,271,138	$ 1,207,429	$ (1,340,658)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	0.23%	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 108,961	$ 548,958	$ 98,528
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%	0.07%	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 68,510	$ 165,973	$ 153,580
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.16%	0.46%	0.11%
Net Unrealized Appreciation/(Depreciation)	$ 356,963	$ 1,100,173	$ 321,749